Other Payables (Tables)	12 Months Ended
Sep. 30, 2024
Other Payables [Abstract]
Schedule of Other Payables	Other payables consisted of the following:
	As of September 30,
	2023	2024
	HK$	HK$
Rental deposit received – current	1,559,190	1,431,999
Rental deposit received – non-current	996,069	1,340,016
Accrued expenses	518,257	2,067,508
Listing expenses	540,000	—
Others	16,000	—
	3,629,516	4,839,523
Other payables – current	2,633,447	3,499,507
Other payables – non-current	996,069	1,340,016
	3,629,516	4,839,523